Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2017	Jul. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	63,093,153	64,823,917
Common stock, shares outstanding	63,093,153	64,823,917